Financial Risk Management and Financial Instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value
Total financial assets at fair value by level	€ 3,570	€ 2,782
Financial liabilities at fair value
Total financial liabilities at fair value by level	135	138
Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	30	27
Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	89	98
Foreign Exchange Forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	12	8
Financial liabilities at fair value
Total financial liabilities at fair value by level	16	13
Cash Equivalents | Money Market Funds
Financial assets at fair value
Total financial assets at fair value by level	685	585
Short Term Investments | Money Market Funds
Financial assets at fair value
Total financial assets at fair value by level	25
Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	229	268
Short Term Investments | Agency Securities
Financial assets at fair value
Total financial assets at fair value by level	4	5
Short Term Investments | Corporate Notes
Financial assets at fair value
Total financial assets at fair value by level	276	263
Short Term Investments | Collateralized Reverse Purchase Agreements
Financial assets at fair value
Total financial assets at fair value by level	62	156
Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	2,277	1,497
Level 1
Financial assets at fair value
Total financial assets at fair value by level	3,136	2,295
Level 1 | Cash Equivalents | Money Market Funds
Financial assets at fair value
Total financial assets at fair value by level	685	585
Level 1 | Short Term Investments | Money Market Funds
Financial assets at fair value
Total financial assets at fair value by level	25
Level 1 | Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	198	229
Level 1 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	2,228	1,481
Level 2
Financial assets at fair value
Total financial assets at fair value by level	385	471
Financial liabilities at fair value
Total financial liabilities at fair value by level	16	13
Level 2 | Foreign Exchange Forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	12	8
Financial liabilities at fair value
Total financial liabilities at fair value by level	16	13
Level 2 | Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	31	39
Level 2 | Short Term Investments | Agency Securities
Financial assets at fair value
Total financial assets at fair value by level	4	5
Level 2 | Short Term Investments | Corporate Notes
Financial assets at fair value
Total financial assets at fair value by level	276	263
Level 2 | Short Term Investments | Collateralized Reverse Purchase Agreements
Financial assets at fair value
Total financial assets at fair value by level	62	156
Level 3
Financial assets at fair value
Total financial assets at fair value by level	49	16
Financial liabilities at fair value
Total financial liabilities at fair value by level	119	125
Level 3 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	30	27
Level 3 | Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	89	98
Level 3 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	€ 49	€ 16